Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Profit for the year		$ 2,442	$ 444,838	$ 268,120
Adjustments:
Depreciation and amortization		32,092	30,416	178,461
Impairment/(write back) of assets and investments			4,812	(8,314)
Financing expenses, net		12,267	1,790	275,799
Share in losses of associated companies, net		41,430	105,257	109,980
Capital gains, net	[1]	(492)		(25,529)
Loss on disposal of property, plant and equipment, net			206
Net change in fair value of derivative financial instruments		352	1,002
Recovery of financial guarantee		(11,144)	(62,563)
Bad debt expense				7,866
Gain on third party investment in Qoros			(504,049)
Fair value loss on put option		18,957	39,788
Retained claim		(30,000)
Write down of other payables			489
Share-based payments		1,546	1,814	957
Income taxes		22,022	16,244	278,447
Total adjustments		89,472	80,044	1,085,787
Change in inventories				1,291
Change in trade and other receivables		4,338	9,192	(62,436)
Change in trade and other payables		(5,968)	(35,311)	(568,364)
Change in provisions and employee benefits				2,021
Cash generated from operating activities		87,842	53,925	458,299
Income taxes paid, net		(2,453)	(1,546)	(66,830)
Dividends received from investments in associates				382
Net cash provided by operating activities		85,389	52,379	391,851
Cash flows from investing activities
Proceeds from sale of property, plant and equipment and intangible assets			66	4,727
Short-term deposits and loans, net		19,554	(28,511)	(4,876)
Investment in long-term deposits, net		(24,947)	(13,560)
Proceeds from sale of subsidiary less cash sold		880
Cash paid for asset acquisition, less cash acquired			(2,344)
Sale of subsidiaries - Latin America and Caribbean businesses, net of cash disposed off				792,585
Income tax paid		(5,629)	(169,845)
Sale of Colombian assets, net of cash disposed off				600
Investment in associates			(90,154)
Acquisition of property, plant and equipment		(34,141)	(69,314)	(227,601)
Acquisition of intangible assets		(258)	(132)	(10,412)
(Payment of)/proceeds from realization of long-term deposits		(3,138)	18,476	4,655
Interest received		2,469	12,578	6,825
(Payment of)/proceeds from transactions in derivatives, net		(929)	31
Proceeds from dilution of third party investment in Qoros			259,749
Receipt from recovery of/(payment of) financial guarantee		10,963	18,336	(72,278)
Payment of transaction cost for sale of subsidiaries			(48,759)
Energuate purchase adjustment				10,272
Insurance claim received				80,000
Retained claims received, net		30,196
Net cash (used in)/provided by investing activities		(4,980)	(113,383)	584,497
Cash flows from financing activities
Dividend paid to non-controlling interests		(33,123)	(8,219)	(29,443)
Dividends paid		(65,169)	(100,084)
Capital distribution			(664,700)
Proceeds from issuance of shares to holders of non-controlling interests in subsidiaries		76,400		100,478
Payment of issuance expenses related to long term debt				(34,391)
Payment of consent fee				(4,547)
Receipt of long-term loans and issuance of debentures			33,762	1,938,877
Repayment of long-term loans and debentures, derivative financial instrument and lease liabilities		(30,068)	(376,412)	(1,506,553)
Short-term credit from banks and others, net		139	(77,073)	(126,287)
Payment of swap unwinding and early repayment fee				(46,966)
Purchase of non-controlling interest		(413)		(13,805)
Interest paid		(21,414)	(24,875)	(180,242)
Net cash (used in)/provided by financing activities		(73,648)	(1,217,601)	97,121
Increase/(decrease) in cash and cash equivalents		6,761	(1,278,605)	1,073,469
Cash and cash equivalents at beginning of the year		131,123	1,417,388	326,635
Effect of exchange rate fluctuations on balances of cash and cash equivalents		9,269	(7,660)	17,284
Cash and cash equivalents at end of the year		$ 147,153	$ 131,123	$ 1,417,388

[1]	Mainly relate to gains from disposal of property, plant and equipment.